Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 44,239	€ 231,562
Foreign exchange gain (loss) on translation of cash and cash equivalents	2,382	(5,072)	€ 0
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Foreign exchange gain (loss) on translation of cash and cash equivalents	€ 2,035	€ (3,196)